Related Party Transactions and Balances - Schedule of Remuneration to Senior Management (Details) - Related Party [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Remuneration to Senior Management [Line Items]
Salaries and other short term employee benefits	$ 644	$ 518	$ 706
Payments to defined contribution pension schemes	10	12	11
Total	$ 654	$ 530	$ 717